Fair Values - Reconciliation of the Level 3 Inputs for Financial Instruments Measured on a Recurring Basis (Details) - Recurring basis - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 776	$ 759
Total Gains (Losses)
Included in earnings - realized	0	0
Included in earnings - unrealized	0	0
Included in other comprehensive loss	(7)	17
Purchases, sales, issuances and settlements, other, net	0	0
Re-evaluation of fair value swap		0
Ending balance	769	776
Fair Value Swap
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(226)	(135)
Total Gains (Losses)
Included in earnings - realized	0	0
Included in earnings - unrealized	0	0
Purchases, sales, issuances and settlements, other, net	0	0
Re-evaluation of fair value swap		(91)
Ending Balance	$ (226)	$ (226)